UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signature Financial Management, Inc.
Address: 101 West Main Street
         Suite 700
         Norfolk, VA  23510

13F File Number:  028-14797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Rucker
Title:     Chief Compliance Officer
Phone:     757-625-7670

Signature, Place, and Date of Signing:

 /s/  Donna Rucker     Norfolk, VA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    $127,412 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      240     2665 SH       SOLE                     2665        0        0
ACTIVISION BLIZZARD INC        COM              00507V109      134    11160 SH       SOLE                    11160        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108      231     2900 SH       SOLE                     2900        0        0
APPLE INC                      COM              037833100      839     1436 SH       SOLE                     1436        0        0
AT&T INC                       COM              00206R102      336     9483 SH       SOLE                     9483        0        0
BB&T CORP                      COM              054937107      214     6930 SH       SOLE                     6930        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      750        6 SH       SOLE                      600        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      625     7500 SH       SOLE                     7500        0        0
CHEVRON CORP NEW               COM              166764100      260     2459 SH       SOLE                     2459        0        0
CHUBB CORP                     COM              171232101     8520   117002 SH       SOLE                   117002        0        0
COCA COLA CO                   COM              191216100      393     5002 SH       SOLE                     5002        0        0
COMCAST CORP NEW               CL A             20030N101     1635    51163 SH       SOLE                    51163        0        0
CRESUD SA COMERCIAL            *W EXP 05/22/201 P3311R192        1    11220 SH       SOLE                    11220        0        0
DELTIC TIMBER CORP             COM              247850100     1330    21803 SH       SOLE                    21803        0        0
EMERSON ELEC CO                COM              291011104      343     7378 SH       SOLE                     7378        0        0
EXXON MOBIL CORP               COM              30231G102     2006    23426 SH       SOLE                    23426        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      121    12582 SH       SOLE                    12582        0        0
FRANKLIN ELEC INC              COM              353514102      409     8000 SH       SOLE                     8000        0        0
GENERAL ELECTRIC CO            COM              369604103      727    34794 SH       SOLE                    34794        0        0
GILDAN ACTIVEWEAR INC          COM              375916103      699    25397 SH       SOLE                    25397        0        0
HORMEL FOODS CORP              COM              440452100     1793    58962 SH       SOLE                    58962        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      275     1411 SH       SOLE                     1411        0        0
ISHARES INC                    MSCI JAPAN       464286848     2098   222950 SH       SOLE                   222950        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      907    23175 SH       SOLE                    23175        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1823    36486 SH       SOLE                    36486        0        0
ISHARES TR                     MSCI ACJPN IDX   464288182     3731    70922 SH       SOLE                    70922        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      916    20930 SH       SOLE                    20930        0        0
JOHNSON & JOHNSON              COM              478160104      354     5245 SH       SOLE                     5245        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106    22128   719065 SH       SOLE                   719065        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     3740    47584 SH       SOLE                    47584        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104      192    30060 SH       SOLE                    30060        0        0
LUMOS NETWORKS CORP            COM              550283105      993   105149 SH       SOLE                   105149        0        0
MARKEL CORP                    COM              570535104      701     1586 SH       SOLE                     1586        0        0
MARSH & MCLENNAN COS INC       COM              571748102      834    25869 SH       SOLE                    25869        0        0
MERCK & CO INC NEW             COM              58933Y105      393     9407 SH       SOLE                     9407        0        0
MICROSOFT CORP                 COM              594918104      266     8665 SH       SOLE                     8665        0        0
MURPHY OIL CORP                COM              626717102    11349   225669 SH       SOLE                   225669        0        0
NORFOLK SOUTHERN CORP          COM              655844108     4208    58626 SH       SOLE                    58626        0        0
NTELOS HLDGS CORP              COM NEW          67020Q305     1982   105139 SH       SOLE                   105139        0        0
PHILIP MORRIS INTL INC         COM              718172109      334     3826 SH       SOLE                     3826        0        0
PNM RES INC                    COM              69349H107      306    15657 SH       SOLE                    15657        0        0
PROCTER & GAMBLE CO            COM              742718109      404     6628 SH       SOLE                     6628        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1354     8719 SH       SOLE                     8719        0        0
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541     5980   125690 SH       SOLE                   125690        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    10135    74470 SH       SOLE                    74470        0        0
UDR INC                        COM              902653104      489    18922 SH       SOLE                    18922        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      485     6952 SH       SOLE                     6952        0        0
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF     922042866    12110   241630 SH       SOLE                   241630        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    16163   285113 SH       SOLE                   285113        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      291     6609 SH       SOLE                     6609        0        0
WELLS FARGO & CO NEW           COM              949746101      680    20346 SH       SOLE                    20346        0        0
YAMANA GOLD INC                COM              98462Y100      185    12000 SH       SOLE                    12000        0        0